UNIT-BASED COMPENSATION - Activity (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at December 31, 2016	75
Granted during the year	24
Options outstanding at December 31, 2017	99	75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding, weighted average exercise price, beginning balance	$ 20.55
Exercise price as of grant date (in dollars per share)	20.55
Options outstanding, weighted average exercise price, ending balance	$ 18.24	$ 20.55
Weighted average remaining contractual term (years)	3 years 11 months	4 years 11 months